Fair value of financial assets and liabilities_Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 2,566,715,000,000		₩ 1,880,550,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		3,156,741,000,000		2,566,715,000,000		₩ 1,880,550,000,000
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		₩ 21,809,000,000		₩ 137,777,000,000		₩ (34,621,000,000)
Description of reasons for transfers into level3 of fair value hierarchy assets		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers out of level3 of fair value hierarchy assets		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers into level3 of fair value hierarchy liabilities		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers out of level3 of fair value hierarchy liabilities		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 2,194,320,000,000		₩ 1,641,875,000,000		₩ 1,146,751,000,000
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Description of methods and assumptions used in preparing sensitivity analysis		Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a 10-day retention period, and calculates the required capital risk for calculating the BIS ratio. NII is primarily an indicator of changes in profit from short-term changes in interest rates and is measured by deducting the interest expenses on the liability from the interest income from the asset. NPV is primarily an indicator of the risk of an economic value perspective resulting from unfavorable changes in interest rates and is measured by subtracting the present value of the liability from the present value of the asset. Change In NII represents a change in net interest income that may occur over a certain period (e.g., 1 year) due to unfavorable changes in interest rates, and Change In EVE indicates the economic value changes in equity capital that could be caused by changes in interest rates affecting the present value of asset, liabilities, and others. The interest rate EaR represents the maximum amount of decrease in net interest income that could result from unfavorable changes in interest rate over a certain period (e.g., 1 year), and the interest rate VaR represents the maximum expected loss that indicates how much net asset value can decrease at present or in the future due to unfavorable changes in interest rates.
Financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 2,385,257,000,000		₩ 1,699,542,000,000
Beginning balance				1,873,686,000,000		₩ 1,595,698,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		2,115,000,000
Net Income(loss)		88,982,000,000	[1]	167,827,000,000	[2]	51,179,000,000	[3]
Other comprehensive income(loss)		23,063,000,000		19,688,000,000		20,121,000,000
Purchases/issuances		911,301,000,000		5,521,952,000,000		299,334,000,000
Disposals/settlements		(420,946,000,000)		(5,201,206,000,000)		(266,790,000,000)
Transfer to or out of level 3	[4]	6,983,000,000		3,310,000,000		0
Ending balance		2,996,755,000,000		2,385,257,000,000		1,699,542,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		18,673,000,000		19,074,000,000		2,169,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(13,757,000,000)		(15,261,000,000)		(1,459,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		26,380,000,000		23,798,000,000		30,444,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(11,981,000,000)		(10,078,000,000)		(17,103,000,000)
Derivative assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				21,482,000,000
Beginning balance						23,153,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					22,362,000,000
Other comprehensive income(loss)						0
Purchases/issuances						1,398,000,000
Disposals/settlements						(25,431,000,000)
Transfer to or out of level 3	[4]					0
Ending balance						21,482,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[5]					1,234,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[5]					(526,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						₩ 0
Description of methods and assumptions used in preparing sensitivity analysis						Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Financial assets at fair value through profit or loss designated upon initial recognition category in accordance with IAS 39 [Member]
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				22,290,000,000
Beginning balance						₩ 17,000,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					290,000,000
Other comprehensive income(loss)						0
Purchases/issuances						5,000,000,000
Disposals/settlements						0
Transfer to or out of level 3	[4]					0
Ending balance						22,290,000,000
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				9,694,000,000
Beginning balance						4,348,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					346,000,000
Other comprehensive income(loss)						0
Purchases/issuances						5,000,000,000
Disposals/settlements						0
Transfer to or out of level 3	[4]					0
Ending balance						9,694,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]					265,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]					(309,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						₩ 0
Description of methods and assumptions used in preparing sensitivity analysis						Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				12,596,000,000
Beginning balance						₩ 12,652,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					(56,000,000)
Other comprehensive income(loss)						0
Purchases/issuances						0
Disposals/settlements						0
Transfer to or out of level 3	[4]					0
Ending balance						12,596,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]					670,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]					(624,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						₩ 0
Description of methods and assumptions used in preparing sensitivity analysis						Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
AFS financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				1,655,770,000,000
Beginning balance						₩ 1,555,446,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					28,198,000,000
Other comprehensive income(loss)						20,121,000,000
Purchases/issuances						292,936,000,000
Disposals/settlements						(240,931,000,000)
Transfer to or out of level 3	[4]					0
Ending balance						1,655,770,000,000
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				1,011,864,000,000
Beginning balance						1,024,935,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					27,986,000,000
Other comprehensive income(loss)						24,442,000,000
Purchases/issuances						65,961,000,000
Disposals/settlements						(131,460,000,000)
Transfer to or out of level 3	[4]					0
Ending balance						1,011,864,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)						0
Unfavorable changes in unobservable inputs in net income(loss)						0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7],[8]					28,583,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7],[8]					₩ (15,246,000,000)
Description of methods and assumptions used in preparing sensitivity analysis						Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Beneficiary certificates
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				643,906,000,000
Beginning balance						₩ 530,511,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					212,000,000
Other comprehensive income(loss)						(4,321,000,000)
Purchases/issuances						226,975,000,000
Disposals/settlements						(109,471,000,000)
Transfer to or out of level 3	[4]					0
Ending balance						643,906,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)						0
Unfavorable changes in unobservable inputs in net income(loss)						0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7]					1,861,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7]					₩ (1,857,000,000)
Description of methods and assumptions used in preparing sensitivity analysis						Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Financial assets at FVTPL
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,916,410,000,000
Beginning balance				1,422,399,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		707,000,000
Net Income(loss)		88,982,000,000	[1]	167,827,000,000	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		910,614,000,000		5,521,520,000,000
Disposals/settlements		(420,640,000,000)		(5,198,646,000,000)
Transfer to or out of level 3	[4]	6,984,000,000		3,310,000,000
Ending balance		2,503,057,000,000		1,916,410,000,000
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		8,389,000,000
Beginning balance				9,694,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		476,000,000	[1]	(28,000,000)	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		2,000,000,000		3,000,000,000
Disposals/settlements		(5,039,000,000)		(4,277,000,000)
Transfer to or out of level 3	[4]	0		0
Ending balance		5,826,000,000		8,389,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		652,000,000		68,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(640,000,000)		(35,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price Volatility of underlying assets		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases. Variation of fair value increases as volatility of underlying assets increases.		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 401,860,000,000
Beginning balance				₩ 280,171,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		59,537,000,000	[1]	56,271,000,000	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		95,511,000,000		67,953,000,000
Disposals/settlements		(28,287,000,000)		(2,535,000,000)
Transfer to or out of level 3	[4]	0		0
Ending balance		528,621,000,000		401,860,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	16,104,000,000	[9]	12,700,000,000	[8]
Unfavorable changes in unobservable inputs in net income(loss)	[7]	(10,929,000,000)	[9]	(9,165,000,000)	[8]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		13.21%
Terminal growth rate		0.00%
Discount rate		0.35%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		52.48%
Terminal growth rate		9.15%
Volatility of real estate sale price		0.00%
Discount rate		19.21%
Capital contributions
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price Volatility of underlying assets		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases. Variation of fair value increases as volatility of underlying assets increases.		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 422,614,000,000
Beginning balance				₩ 294,121,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		707,000,000
Net Income(loss)		(13,270,000,000)	[1]	16,119,000,000	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		173,064,000,000		144,207,000,000
Disposals/settlements		(67,916,000,000)		(31,833,000,000)
Transfer to or out of level 3	[4]	0		0
Ending balance		₩ 515,199,000,000		₩ 422,614,000,000
Capital contributions | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		13.21%
Terminal growth rate		0.00%
Discount rate		0.35%
Capital contributions | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		52.48%
Terminal growth rate		9.15%
Volatility of real estate sale price		0.00%
Discount rate		19.21%
Beneficiary certificates
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price Volatility of underlying assets		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases. Variation of fair value increases as volatility of underlying assets increases.		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 854,299,000,000
Beginning balance				₩ 654,066,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		18,450,000,000	[1]	16,391,000,000	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		578,228,000,000		5,151,535,000,000
Disposals/settlements		(183,684,000,000)		(4,971,003,000,000)
Transfer to or out of level 3	[4]	8,441,000,000		3,310,000,000
Ending balance		1,275,734,000,000		854,299,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	1,125,000,000		1,582,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[7]	(1,125,000,000)		(1,582,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Beneficiary certificates | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		13.21%
Terminal growth rate		0.00%
Discount rate		0.35%
Beneficiary certificates | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		52.48%
Terminal growth rate		9.15%
Volatility of real estate sale price		0.00%
Discount rate		19.21%
Loans
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Binomial tree, DCF		Binomial tree, DCF
Input variable		Stock, Volatility of underlying asset		Stock, Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value as volatility of underlying asset increases		Variation of fair value as volatility of underlying asset increases
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 180,450,000,000
Beginning balance				₩ 165,001,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		6,854,000,000	[1]	3,378,000,000	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		60,696,000,000		150,103,000,000
Disposals/settlements		(95,371,000,000)		(138,032,000,000)
Transfer to or out of level 3	[4]	0		0
Ending balance		152,629,000,000		180,450,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		152,000,000	[10]	146,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(128,000,000)	[10]	(127,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0
Loans | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		14.50%
Loans | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		46.06%
Derivative assets
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others DCF model		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset Credit risk adjustment ratio		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases. Variation of fair value increases as credit risk adjustment ratio increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 48,798,000,000
Beginning balance				₩ 19,346,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		16,935,000,000	[1]	75,696,000,000	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		1,115,000,000		4,722,000,000
Disposals/settlements		(40,343,000,000)		(50,966,000,000)
Transfer to or out of level 3	[4]	(1,457,000,000)		0
Ending balance		25,048,000,000		48,798,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		640,000,000	[5]	4,578,000,000	[11]
Unfavorable changes in unobservable inputs in net income(loss)		(935,000,000)	[5]	(4,352,000,000)	[11]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative assets | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset related to interest rate		16.30%
Correlation coefficient related to interest rate		90.00%
Correlation coefficient related to equity		23.70%
Credit risk adjustment ratio related to currency		7.70%
Derivative assets | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset related to interest rate		41.20%
Correlation coefficient related to interest rate		98.00%
Correlation coefficient related to equity		67.50%
Credit risk adjustment ratio related to currency		100.00%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price Volatility of underlying assets		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 468,847,000,000
Beginning balance				₩ 451,287,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		1,408,000,000
Net Income(loss)		0	[1]	0	[2]
Other comprehensive income(loss)		23,063,000,000		19,688,000,000
Purchases/issuances		687,000,000		432,000,000
Disposals/settlements		(306,000,000)		(2,560,000,000)
Transfer to or out of level 3	[4]	(1,000,000)		0
Ending balance		493,698,000,000		468,847,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0		0
Unfavorable changes in unobservable inputs in net income(loss)		0		0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7]	26,380,000,000	[9]	23,798,000,000	[8]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7]	₩ (11,981,000,000)	[9]	₩ (10,078,000,000)	[8]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		13.21%
Terminal growth rate		0.00%
Discount rate		0.35%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		52.48%
Terminal growth rate		9.15%
Volatility of real estate sale price		0.00%
Discount rate		19.21%
Derivative assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 0
Beginning balance						₩ 99,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					329,000,000
Other comprehensive income(loss)						0
Purchases/issuances						0
Disposals/settlements						(428,000,000)
Transfer to or out of level 3	[4]					0
Ending balance						0
Financial liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 181,458,000,000		181,008,000,000
Beginning balance				181,008,000,000		707,233,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		117,270,000,000	[1]	30,166,000,000	[2]	136,881,000,000
Other comprehensive income(loss)		0		0		0
Purchases/issuances		(9,010,000,000)		183,294,000,000		500,000,000
Disposals/settlements		(127,004,000,000)		(213,007,000,000)		(663,606,000,000)
Transfer to or out of level 3	[4]	(2,728,000,000)		(3,000,000)		0
Ending balance		159,986,000,000		181,458,000,000		181,008,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		1,190,000,000		3,994,000,000		13,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(958,000,000)		(4,420,000,000)		(520,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		0		0
Derivative liabilities (designated for trading)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				20,951,000,000
Beginning balance						33,524,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)						24,866,000,000
Other comprehensive income(loss)						0
Purchases/issuances						500,000,000
Disposals/settlements						(37,939,000,000)
Transfer to or out of level 3	[4]					0
Ending balance						20,951,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[5]					5,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[5]					(513,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						₩ 0
Description of methods and assumptions used in preparing sensitivity analysis						Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Equity-linked securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 160,057,000,000
Beginning balance						₩ 673,709,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)						112,015,000,000
Other comprehensive income(loss)						0
Purchases/issuances						0
Disposals/settlements						(625,667,000,000)
Transfer to or out of level 3	[4]					0
Ending balance						160,057,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[5]					8,000,000
Unfavorable changes in unobservable inputs in net income(loss)						(7,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						₩ 0
Description of methods and assumptions used in preparing sensitivity analysis						Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative liabilities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 16,691,000,000
Beginning balance				₩ 20,951,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		84,033,000,000	[1]	46,409,000,000	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		(11,140,000,000)		255,000,000
Disposals/settlements		(14,817,000,000)		(50,921,000,000)
Transfer to or out of level 3	[4]	(2,728,000,000)		(3,000,000)
Ending balance		72,039,000,000		16,691,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		1,054,000,000	[5]	2,433,000,000	[11]
Unfavorable changes in unobservable inputs in net income(loss)		(816,000,000)	[5]	(2,751,000,000)	[11]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative liabilities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset related to interest rate		16.30%
Volatility of underlying asset related to equity		21.40%
Correlation coefficient related to interest rate		90.00%
Correlation coefficient related to equity		23.70%
Derivative liabilities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset related to interest rate		41.20%
Volatility of underlying asset related to equity		22.40%
Correlation coefficient related to interest rate		98.00%
Correlation coefficient related to equity		67.50%
Equity-linked securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Monte Carlo Simulation and others		Monte Carlo Simulation and others
Input variable		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Equity-linked securities' variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.		Equity-linked securities' variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 164,767,000,000
Beginning balance				₩ 160,057,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		33,237,000,000	[1]	(16,243,000,000)	[2]
Other comprehensive income(loss)		0		0
Purchases/issuances		1,809,000,000		183,039,000,000
Disposals/settlements		(112,187,000,000)		(162,086,000,000)
Transfer to or out of level 3	[4]	0		0
Ending balance		87,626,000,000		164,767,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		136,000,000	[5]	1,561,000,000	[11]
Unfavorable changes in unobservable inputs in net income(loss)		(142,000,000)	[5]	(1,669,000,000)	[11]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Equity-linked securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		19.10%
Correlation coefficient		29.40%
Equity-linked securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		25.30%
Correlation coefficient		67.50%
Derivatives liabilities (designated for hedging)
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		₩ 0
Net Income(loss)	[1]	0
Other comprehensive income(loss)		0
Purchases/issuances		321,000,000
Disposals/settlements		0
Transfer to or out of level 3	[4]	0
Ending balance		₩ 321,000,000
Derivatives liabilities (designated for hedging) | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset related to interest rate		16.30%
Volatility of underlying asset related to equity		21.40%
Correlation coefficient related to interest rate		90.00%
Correlation coefficient related to equity		23.70%
Derivatives liabilities (designated for hedging) | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset related to interest rate		41.20%
Volatility of underlying asset related to equity		22.40%
Correlation coefficient related to interest rate		98.00%
Correlation coefficient related to equity		67.50%

[1]	The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 21,809 million Won for the years ended December 31, 2019, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.
[2]	The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The gain amounting to 137,777 million Won for the years ended December 31, 2018, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.
[3]	The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 34,621 million Won for the year ended December 31, 2017, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.
[4]	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
[5]	Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
[6]	Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
[7]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
[8]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
[9]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
[10]	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%) and discount rate. The stock prices, volatility, and discount rate are major unobservable variables.
[11]	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.